UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-9391

THE FORESTER FUNDS, INC.

(Exact name of registrant as specified in charter)

100 Field Drive

Lake Forest, Illinois  60045

(Address of principal executive offices)(Zip code)

Thomas H. Forester

Forester Capital Management, Ltd.

100 Field Drive

Lake Forest, Illinois 60045

(Name and address of agent for service)

Registrant's telephone number, including area code: (224) 544-5123

Date of fiscal year end: March 31

Date of reporting period: September 30, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Forester Value Fund

SEMI-ANNUAL REPORT

SEPTEMBER 30, 2012

(UNAUDITED)

This report is submitted for the general information of shareholders of The Forester Funds.  It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus for the Funds, which contains more information concerning the Funds' investment policies, as well as fees and expenses and other pertinent information.  Read the Prospectus carefully before you invest or send money.

THE FORESTER VALUE FUND

PORTFOLIO ILLUSTRATION

SEPTEMBER 30, 2012 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Basic Materials 1.27%
Consumer Discretionary 5.95%
Consumer Staples 20.22%
Telecommunications 1.12%
Energy 7.93%
Financial Services 8.31%
Options 0.48%
Health Care 14.26%
Industrial Goods 7.26%
Technology 6.41%
Utilities 3.30%
Cash Equivalents 5.07%
U.S. Government Agencies & Obligations 18.42%

	Forester Value Fund
	Schedule of Investments
	9/30/2012 (Unaudited)

Shares		Value

COMMON STOCKS - 76.09%

Basic Material - 1.27%
49,200	Newmont Mining Corp.	$ 2,755,938

Consumer Discretionary - 5.95%
11,000	AutoZone, Inc. *	4,066,370
78,900	Target Corp.	5,007,783
24,100	V.F. Corp.	3,840,576
		12,914,729
Consumer Staples - 20.24%
197,150	Altria Group, Inc.	6,582,839
148,880	CVS Caremark Corp.	7,208,770
69,200	General Mills, Inc.	2,757,620
68,100	Kimberly Clark Corp.	5,841,618
164,072	Kraft Foods, Inc.	6,784,377
189,600	The Kroger Co.	4,463,184
77,200	Molson Coors Brewing Co. Class B	3,477,860
92,000	Wal-Mart Stores, Inc.	6,789,600
		43,905,868
Energy - 7.94%
48,200	Apache Corp.	4,167,854
55,960	Chevron Corp.	6,522,698
71,300	Exxon Mobil Corp.	6,520,385
		17,210,937
Financial Services - 8.32%
79,640	Allstate Corp.	3,154,540
48,130	Aon Corp.	2,516,718
107,670	Travelers Companies, Inc.	7,349,554
146,610	US Bancorp, Inc.	5,028,723
		18,049,535
Health Care - 14.27%
81,000	Amgen Corp.	6,827,490
75,200	Johnson & Johnson	5,182,032
77,150	Eli Lilly & Co.	3,657,682
108,091	Merck & Co., Inc.	4,874,364
181,954	Pfizer, Inc.	4,521,557
106,480	Unitedhealth Group, Inc.	5,900,057
		30,963,182
Industrial Goods - 7.26%
61,270	3M Co.	5,662,573
61,870	General Dynamics Corp.	4,090,844
100,470	Honeywell International, Inc.	6,003,082
		15,756,499
Technology - 6.42%
25,550	International Business Machines Corp.	5,300,347
215,000	Microsoft Corp.	6,398,400
70,790	Oracle Corp.	2,227,053
		13,925,800
Telecommunications - 1.12%
64,300	American Telephone & Telegraph, Inc.	2,424,110

Utilities - 3.30%
117,360	American Electric Power Co, Inc.	5,156,798
47,000	PG&E Corp.	2,005,490
		7,162,288

TOTAL FOR COMMON STOCKS (Cost $124,701,170) - 76.09%		165,068,886

PUT OPTIONS - 0.48%

Underlying Security
Expiration Date/Exercise Price

Shares Subject
to Put
	SPDR S&P 500 Index *
1,600,000	October 2012 Put @ 140.00	1,040,000

TOTAL FOR PUT OPTIONS (Premiums Paid $1,224,010) - 0.48%		1,040,000

U.S. GOVERNMENT AGENCIES AND OBLIGATIONS - 18.44%
40,000,000	U.S. Government Treasury Bill, 11/29/12, 0.105%	39,995,920

TOTAL FOR U.S. GOVERNMENT AGENCES AND OBLIGATIONS (Cost $39,992,767) - 18.44%		39,995,920

SHORT TERM INVESTMENTS - 5.07%
10,998,476	Fidelity Institutional Treasury Only Money Market Fund - Class I 0.01% **	10,998,476

TOTAL FOR SHORT TERM INVESTMENTS (Cost $10,998,476) - 5.07%		10,998,476

TOTAL INVESTMENTS (Cost $176,916,423) - 100.08%		217,103,282

LIABILITIES IN EXCESS OF OTHER ASSETS - 0.08%		(167,580)

NET ASSETS - 100.00%		$216,935,702

* Non-income producing security during the period.
** Variable rate security; the coupon rate shown represents the yield at September 30, 2012.
The accompanying notes are an integral part of these financial statements.

* Non-income producing security during the period.
** Variable rate security; the coupon rate shown represents the yield at September 30, 2012.
The accompanying notes are an integral part of these financial statements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of inputs used as of September 30, 2012, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stocks	$165,068,886	$ -	$ -	$ 165,068,886
Put Options	1,040,000	-	-	1,040,000
U.S. Government Agencies And Obligations	39,995,920	-	-	39,995,920
Short-Term Investments:
Fidelity Institutional Treasury Only	10,998,476	-	-	10,998,476
	$217,103,282	$ -	$ -	$ 217,103,282

Forester Value Fund
Statement of Assets and Liabilities
September 30, 2012 (Unaudited)

Assets:
Investments in Securities, at Value (Cost $176,916,423)	$ 217,103,282
Cash	4,837
Receivables:
Shareholder Subscriptions	246,325
Dividends and Interest	326,299
Total Assets	217,680,743
Liabilities:
Shareholder Redemptions	527,802
Due to Advisor	161,605
Administrative Fees	19,577
Distribution Fees	36,057
Total Liabilities	745,041
Net Assets	$ 216,935,702

Net Assets Consist of:
Paid In Capital	$ 205,396,392
Accumulated Undistributed Net Investment Income	1,524,081
Accumulated Realized Loss on Investments	(30,171,630)
Unrealized Appreciation in Value of Investments	40,186,859
Net Assets, for 17,971,044 Shares Outstanding	$ 216,935,702

Class I Shares:
Net Assets	$ 48,152,489
Shares outstanding (250,000,000 shares authorized with $.0001 par value)	3,919,993
Net asset value, offering price, and redemption price per share	$ 12.28

Class N Shares:
Net Assets	$ 165,913,381
Shares outstanding (250,000,000 shares authorized with $.0001 par value)	13,815,468
Net asset value, offering price, and redemption price per share	$ 12.01

Class R Shares:
Net Assets	$ 2,869,832
Shares outstanding (250,000,000 shares authorized with $.0001 par value)	235,583
Net asset value, offering price, and redemption price per share	$ 12.18

The accompanying notes are an integral part of these financial statements.

Forester Value Fund
Statement of Operations
For the six months ended September 30, 2012 (Unaudited)

Investment Income:
Dividends	$ 2,403,426
Interest	32,807
Total Investment Income	2,436,233

Expenses:
Advisory Fees (Note 3)	1,025,078
Distribution (12b-1) Fees	231,985
Administration Fees	124,327
Total Expenses	1,381,390

Net Investment Income	1,054,843

Realized and Unrealized Gain (Loss) on Investments and Options:
Realized Gain (Loss) on:
Investments	2,643,000
Options	(13,288,820)
(10,645,820)
Net Change in Unrealized Appreciation on:
Investments	6,186,450
Options	582,252
6,768,702

Net Realized and Unrealized Loss on Investments and Options	(3,877,118)

Net Decrease in Net Assets Resulting from Operations	$ (2,822,275)

The accompanying notes are an integral part of these financial statements.

Forester Value Fund
Statements of Changes in Net Assets

	(Unaudited)
	For the Six	For the
	Months Ended	Years Ended
	9/30/2012	3/31/2012
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 1,054,843	$ 1,605,093
Net Realized Loss on Investments and Options	(10,645,820)	(15,863,951)
Unrealized Appreciation on Investments and Options	6,768,702	12,758,583
Net Decrease in Net Assets Resulting from Operations	(2,822,275)	(1,500,275)

Distributions to Shareholders: (Note 7)
Net Investment Income:
Class I Shares	-	(159,858)
Class N Shares	-	(1,079,970)
Class R Shares	-	(2,954)
Total Distributions Paid to Shareholders	-	(1,242,782)

Capital Share Transactions (Note 6)	(17,913,666)	92,701,352

Total Increase (Decrease)	(20,735,941)	89,958,295

Net Assets:
Beginning of Period	237,671,643	147,713,348

End of Period (Including Undistributed Net Investment Income of $1,524,081
and $469,238, respectively)	$ 216,935,702	$237,671,643

The accompanying notes are an integral part of these financial statements.

Forester Value Fund - Class I
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	For the Six			Period
	Months Ended	Years Ended		Ended
	9/30/2012	3/31/2012	3/31/2011	3/31/2010*

Net Asset Value, at Beginning of Period	$ 12.42	$ 12.60	$ 12.00	$ 10.31

Income From Investment Operations:
Net Investment Income **	0.07	0.13	0.15	0.14
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.21)	(0.26)	0.50	1.61
Total from Investment Operations	(0.14)	(0.13)	0.65	1.75

Distributions:
Net Investment Income	-	(0.05)	(0.05)	(0.06)
Realized Gains	-	-	-	-
Total from Distributions	-	(0.05)	(0.05)	(0.06)

Net Asset Value, at End of Year	$ 12.28	$ 12.42	$ 12.60	$ 12.00

Total Return ***	(1.13)%	(1.02)%	5.44%	16.98%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 48,152	$ 45,411	$ 8,372	$ 1,178
Ratio of Expenses to Average Net Assets****	0.99%	0.99%	0.99%	0.98%
Ratio of Net Investment Income to Average Net Assets****	1.13%	1.08%	1.20%	1.52%
Portfolio Turnover	0.00%	35.30%	28.99%	36.90%

* For the Period June 5, 2009 (commencement of investment operations) through March 31, 2010.
** Per share net investment income has been determined on the basis of average shares outstanding during the period.
*** Assumes reinvestment of dividends.
****Annualized for period less than one year.
The accompanying notes are an integral part of these financial statements.

Forester Value Fund - Class N
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	For the Six
	Months Ended	Years Ended
	9/30/2012	3/31/2012	3/31/2011	3/31/2010	3/31/2009	3/31/2008

Net Asset Value, at Beginning of Period	$ 12.16	$ 12.41	$ 11.89	$ 9.07	$ 10.67	$ 11.60

Income From Investment Operations:
Net Investment Income *	0.05	0.10	0.11	0.13	0.20	0.15
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.20)	(0.28)	0.50	2.82	(1.09)	(0.82)
Total from Investment Operations	(0.15)	(0.18)	0.61	2.95	(0.89)	(0.67)

Distributions:
Net Investment Income	-	(0.07)	(0.09)	(0.13)	(0.04)	(0.26)
Realized Gains	-	-	-	-	(0.67)	-
Total from Distributions	-	(0.07)	(0.09)	(0.13)	(0.71)	(0.26)

Net Asset Value, at End of Year	$ 12.01	$ 12.16	$ 12.41	$ 11.89	$ 9.07	$ 10.67

Total Return **	(1.23)%	(1.45)%	5.15%	32.58%	(8.67)%	(5.77)%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 165,913	$ 190,031	$ 139,012	$ 99,789	$ 61,980	$ 1,927
Ratio of Expenses to Average Net Assets ***	1.25%	1.25%	1.25%	1.27%	1.35%	1.35%
Ratio of Net Investment Income to Average Net Assets ***	0.86%	0.79%	0.91%	1.23%	2.02%	1.34%
Portfolio Turnover	0.00%	35.30%	28.99%	36.90%	269.29%	78.22%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.
** Assumes reinvestment of dividends.
***Annualized for period less than one year.
The accompanying notes are an integral part of these financial statements.

Forester Value Fund - Class R
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	For the Six	Year	Period
	Months Ended	Ended	Ended
	9/30/2012	3/31/2012	3/31/2011*

Net Asset Value, at Beginning of Period	$ 12.35	$ 12.51	$ 12.18

Income From Investment Operations:
Net Investment Income **	0.04	0.07	0.04
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.21)	(0.21)	0.29
Total from Investment Operations	(0.17)	(0.14)	0.33

Distributions:
Net Investment Income	-	(0.02)	-
Realized Gains	-	-	-
Total from Distributions	-	(0.02)	-

Net Asset Value, at End of Year	$ 12.18	$ 12.35	$ 12.51

Total Return ***	(1.38)%	(1.12)%	2.71%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 2,870	$ 2,229	$ 329
Ratio of Expenses to Average Net Assets****	1.50%	1.50%	1.45%
Ratio of Net Investment Income to Average Net Assets****	0.63%	0.55%	1.14%
Portfolio Turnover	0.00%	35.30%	28.99%

* For the Period December 29, 2010 (commencement of investment operations) through March 31, 2011.
** Per share net investment income has been determined on the basis of average shares outstanding during the period.
*** Assumes reinvestment of dividends.
****Annualized for period less than one year.
The accompanying notes are an integral part of these financial statements.

THE FORESTER VALUE FUND

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2012 (UNAUDITED)

1.) ORGANIZATION

The Forester Funds, Inc. (the "Company") is an open-end diversified investment company currently offering two series of shares:   The Forester Value Fund and The Forester Discovery Fund.  The Forester Value Fund currently offers three classes of shares, Class I shares, Class N shares and Class R shares. The Company was incorporated as a Maryland corporation on April 7, 1999. The accompanying financial statements are those of the Forester Value Fund (the "Fund").  The Fund commenced operations on September 10, 1999.

The objective of the Fund is to seek long-term growth of capital.

2.) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation - Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:00 p.m. Eastern time, or in the absence of recorded sales, at the readily available closing bid price on such exchanges or such System.   Unlisted securities that are not included in such System are valued at the quoted bid price in the over-the-counter-market.  Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors.  Short-term investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

Fair Value Pricing - The Board of Directors has delegated to Forester Capital Management, Inc. (the “Advisor”) the responsibility for determining the value of Fund portfolio securities under certain circumstances.  Under such circumstances, the Advisor will use its best efforts to arrive at the fair value of a security held by the Fund under all reasonably ascertainable facts and circumstances.  The Advisor must prepare a report for the Board not less than quarterly containing a complete listing of any securities for which fair value pricing was employed and detailing the specific reasons for such fair value pricing. The Fund has adopted written policies and procedures to guide the Advisor with respect to the circumstances under which, and the methods to be used, in fair valuing securities.

The Fund invests the vast majority of its assets in frequently traded exchange listed securities of domestic issuers with relatively liquid markets and calculate its NAV as of the time those exchanges close.  The Fund typically does not invest in securities on foreign exchanges or in illiquid or restricted securities. Accordingly, there may be very limited circumstances under which the Fund would ever hold a security that would need to be fair value priced.  Examples of when it would be likely that a portfolio security would require fair value pricing include but are not limited to:  if the exchange on which a portfolio security traded were to close early; if trading in a particular security were to be halted on an exchange and did not resume trading prior to calculation of NAV; if a significant event that materially affected the value of a security were to occur after the securities' exchange had closed but before the Fund's NAV had been calculated; and if a security that had a significant exposure to foreign operations was subject to a material event or occurrence in a foreign jurisdiction in which the company had significant operations.

When a security is fair value priced, it means that the Advisor is calculating the value of that security on a day and under circumstances where reliable pricing information from normal sources is not available. Accordingly, there is always the possibility that the Advisor’s calculations concerning security value could be wrong, and as a result, the Fund's NAV on that day could be higher or lower, depending on how the security was valued, than would otherwise be the case.

Federal Income Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and as such will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which are distributed to shareholders.

In addition, Generally Accepted Accounting Principles (“GAAP”) requires management of the Fund to analyze all open tax years, fiscal years 2009-2012, as defined by IRS statute of limitations for all major industries, including federal tax authorities and certain state tax authorities. As of and during the six months ended September 30, 2012, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

Security Transactions, Investment Income and Distributions to Shareholders - As is common in the industry, security transactions are accounted for on the trade date (the date the securities are purchased or sold).   Interest income is recorded on the accrual basis.   Bond premiums and discounts are amortized in accordance with Federal income tax regulations. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Withholding taxes on foreign dividends have been provided for in accordance with the company's understanding of the applicable country's tax rules and rates.

Use of Estimates in Financial Statements - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.   Actual results could differ from those estimates and assumptions.

Short Sales - The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security.  When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale.  A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Option Writing - When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund as a writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Derivatives - The Fund adopted FASB Accounting Standards Codification guidance regarding "Disclosures about Derivative Instruments and Hedging Activities" effective January 1, 2009. This guidance requires  enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows.  See Note 5 for additional disclosures on derivative investments at September 30, 2012.

Subsequent Event - Management has evaluated the impact of all subsequent events on the Fund through the issuance of these financial statements and has noted no such events requiring disclosure.

3.) TRANSACTIONS WITH AFFILIATES

Investment Advisory Agreement - For the six months ended September 30, 2012, Forester Capital Management, Ltd. (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement.  The Advisor furnished all investment advice, office space and certain administrative services, and personnel needed by the Fund.  The Advisor received a management fee of 0.89% of the Fund’s average daily net assets for Class I, Class N and Class R. For the six months ended September 30, 2012, the Fund paid the Advisor a management fee of $210,714 for Class I, $802,861 for Class N, and $11,503 for Class R. The Fund owes the Advisor $161,605 for management fees as of September 30, 2012.

The Fund pays the Advisor a fee for all other normal operating expenses of 0.10% for Class I, 0.11% for Class N, and 0.11% for Class R.  For the six months ended September 30, 2012, the Fund paid the Advisor a fee of $23,675 for Class I, $99,230 for Class N and $1,422 for Class R.  The Fund owed the Advisor $19,577 at September 30, 2012 for administrative fees.

Distribution Agreement and Plan - The Fund has adopted a Distribution Plan pursuant to which the Fund paid broker-dealers for distributing Class N and Class R shares of the Fund.  This expense is limited to 0.25% of Class N average net assets and 0.50% of Class R average net assets.   For the six months ended September 30, 2012, the Fund paid $225,523 for Class N and $6,462 for Class R. The Fund owed the Advisor $36,057 at September 30, 2012 for distribution fees.

Thomas Forester is the control person of the Advisor and also serves as a trustee and officer of the Trust.  Mr. Forester receives benefits from the Advisor resulting from management fees paid to the Advisor by the Fund.

4.) INVESTMENT TRANSACTIONS

For the six months ended September 30, 2012, purchases and sales of investment securities, other than short-term investments and U.S. Government Securities, aggregated $0 and $26,816,933, respectively. Purchases and sales of U.S. Government Securities aggregated $39,978,883 and $39,991,256, respectively. Purchases and sales of options aggregated $59,692,526 and $46,914,270, respectively.

5.) PUT & CALL OPTIONS PURCHASED

As of September 30, 2012, the Fund had put options valued at $1,040,000.

Transactions in call and put options purchased during the six months ended September 30, 2012, were as follows:

	Number of	Premiums
	Contracts	Paid
Options outstanding at March 31, 2012	14,000	$ 1,734,262
Options purchased	288,000	59,692,526
Options written	-	-
Options exercised	-	-
Options expired	(15,500)	(397,291)
Options terminated in closing purchase transaction	(270,500)	(59,805,487)
Options outstanding at September 30, 2012	16,000	$ 1,224,010

Realized and unrealized gains and losses on derivatives contracts entered into during the six months ended September 30, 2012 by the Fund are recorded in the following locations in the Statement of Operations:

	Location	Realized (Loss)	Location	Unrealized Appreciation
Options Purchased	Realized Loss on Options	$(13,288,820)	Net Change in Unrealized Appreciation on Options	$582,252

6.) CAPITAL SHARE TRANSACTIONS

As of September 30, 2012, there were 5,000,000,000 shares of capital stock for the Company with a par value of $.0001 authorized. The total par value and paid in capital totaled $205,396,392.  Transactions in capital stock were as follows:

	Six months ended September 30, 2012		Year ended March 31, 2012
CLASS I SHARES	Shares	Amount	Shares	Amount
Shares sold	1,006,120	$ 12,408,872	4,006,054	$ 49,460,292
Shares issued in reinvestment of dividends	-	-	13,056	159,676
Shares redeemed	(742,646)	(9,144,449)	(1,026,933)	(12,717,528)
Net increase	263,474	$ 3,264,423	2,992,177	$ 36,902,440

	Six months ended September 30, 2012		Year ended March 31, 2012
CLASS N SHARES	Shares	Amount	Shares	Amount
Shares sold	2,740,921	$ 33,047,857	9,686,964	$ 117,774,153
Shares issued in reinvestment of dividends	-	-	87,655	1,051,856
Shares redeemed	(4,556,308)	(54,901,991)	(5,345,275)	(64,929,338)
Net increase (decrease)	(1,815,387)	$(21,854,134)	4,429,344	$ 53,896,671

	Six months ended September 30, 2012		Year ended March 31, 2012
CLASS R SHARES	Shares	Amount	Shares	Amount
Shares sold	87,455	$ 1,071,837	198,708	$ 2,444,570
Shares issued in reinvestment of dividends	-	-	244	2,954
Shares redeemed	(32,390)	(395,792)	(44,744)	(545,283)
Net increase	55,065	$ 676,045	154,208	$ 1,902,241

7.) TAX MATTERS

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The Fund’s tax basis capital gains and losses and undistributed ordinary income are determined only at the end of each fiscal year.  For tax purposes, as of March 31, 2012 the tax basis capital gains and losses and undistributed ordinary income are as follows:

Undistributed ordinary income

$      469,238

Capital loss carry forwards +

Expiration:

  Short-Term

  Long-Term

    3/31/2018

$   (454,332)

$                -

    3/31/2019

     (932,573)

                  -

Indefinite

                   -

  (5,767,622)

Total Capital Loss Carry Forwards

$(1,386,905)

$(5,767,622)

Post-October capital loss deferrals

between 11/1/11 – 3/31/12 *

$ 13,077,805

As of September 30, 2012 the tax basis components of unrealized appreciation (depreciation) and cost of investment securities (not including options) were as follows:

Gross unrealized appreciation on investment securities

$ 41,616,415

Gross unrealized depreciation on investment securities

(1,486,801)

Net unrealized appreciation on investment securities

$ 40,129,614

Tax cost of investment securities,

including short-term investments **

$176,973,668

+The capital loss carry forward will be used to offset any capital gains realized by the Fund in future years through the expiration date. The Fund will not make distributions from capital gains while a capital loss carry forward remains.

* These deferrals are considered incurred in subsequent year.

**The difference between the book cost and tax cost of investments represents disallowed wash sales for tax purposes.

The tax character of distributions paid during the years ended March 31, 2012 and 2011 are as follows:

	2012	2011
Ordinary income:
Class I Shares	$ 159,858	$ 28,700
Class N Shares	1,079,970	1,025,001
Class R Shares	2,954	-

On December 22, 2011 distributions of $.05, $.07, and $.02 per share were paid to Class I shareholders, Class N shareholders, and Class R shareholders, respectively, aggregating $1,242,782 paid to shareholders of record on the same date, from net investment income.

On December 30, 2010 distributions of $.05 and $.09 per share were paid to Class I shareholders and Class N shareholders, respectively, aggregating $1,053,701 paid to shareholders of record on the same date, from net investment income.

There were no distributions paid for the six months ended September 30, 2012.

8.) THE REGULATED INVESTMENT COMPANY MODERNIZATION ACT OF 2010

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. In general, some provisions of the Act, not including the changes to capital loss carryforwards, are effective for the Fund’s fiscal year ending March 31, 2012. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers.

9.) CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940, as amended. As of September 30, 2012, Merrill Lynch, Pierce, Fenner & Smith, Inc., in omnibus accounts, in aggregate, owned approximately 69.12% of the Fund’s Class I and may be deemed to control the Fund. As of September 30, 2012, Charles Schwab & Company, Inc., in omnibus accounts, in aggregate, owned approximately 31.25% of the Fund’s Class N and may be deemed to control the Fund. As of September 30, 2012, National Financial Services, LLC., in omnibus accounts, in aggregate, owned approximately 26.01% of the Fund’s Class N and may be deemed to control the Fund. As of September 31, 2012, ING National Trust, in omnibus accounts, in aggregate, owned approximately 99.30% of the Fund’s Class R and may be deemed to control the Fund.

10.) NEW ACCOUNTING PRONOUNCEMENT

In May 2011 the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles (“GAAP”) and International Financial Reporting Standards (“IFRS”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS.  ASU 2011-04 will require reporting entities to disclose additional information for fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

Forester Value Fund
Expense Illustration
September 30, 2012 (Unaudited)

Expense Example

As a shareholder of the Forester Value Fund, you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2012 through September 30, 2012.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Forester Value Fund - Class I
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	April 1, 2012	September 30, 2012	April 1, 2012 through September 30, 2012

Actual	$1,000.00	$988.73	$4.94
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,020.10	$5.01

* Expenses are equal to the Fund's annualized expense ratio of 0.99%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Forester Value Fund - Class N
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	April 1, 2012	September 30, 2012	April 1, 2012 through September 30, 2012

Actual	$1,000.00	$987.66	$6.23
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,018.80	$6.33

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Forester Value Fund - Class R
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	April 1, 2012	September 30, 2012	April 1, 2012 through September 30, 2012

Actual	$1,000.00	$986.23	$7.47
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,017.55	$7.59

* Expenses are equal to the Fund's annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

THE FORESTER VALUE FUND

DIRECTORS AND OFFICERS

SEPTEMBER 30, 2012 (UNAUDITED)

The following table provides information regarding each Director who is not an “interested person” of the Company, as defined in the Investment Company Act of 1940.

Name, Address, Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Number of Portfolios Overseen	Principal Occupation During Past Five Years and Current Directorships
Michael B. Kelley 100 Field Dr., Ste 330 Lake Forest, IL 60045 Age: 52	Director	Indefinite; Since Inception	2	Mr. Kelley has been a National Account Executive for Concept Amenities since March, 2009. Prior to that he was a National Account Executive for American Hotel Supply for more than five years
Stanley Simpson 100 Field Dr., Ste 330 Lake Forest, IL 60045 Age: 54	Director	Indefinite; Since March 2007	2	Stanley Simpson has been a commodities trader on the Chicago Mercantile Exchange for more than five years.
Barry Meyer 100 Field Dr., Ste 330 Lake Forest, IL 60045 Age: 53	Director	Indefinite; Since March 2007	2	Barry Meyer has been President of Arcspec, a distributor of commercial construction materials for more than five years.

The following table provides information regarding each Director who is an “interested person” of the Company, as defined in the Investment Company Act of 1940, and each officer of the Trust.

Name, Address, Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Number of Portfolios Overseen	Principal Occupation During Past Five Years and Current Directorships
Thomas H. Forester[1] 100 Field Dr., Ste 330 Lake Forest, IL 60045 Age: 53	Director; President; Treasurer	Indefinite; Since Inception	2	Mr. Forester has been the President of the Advisor since 2/99, Officer and Portfolio Manager with Dreman Value Advisors from 5/97 - 1/99.

1 Mr. Forester is considered "Interested” Director of the Fund as defined in the Investment Company Act of 1940, as amended, because he is affiliated with the Adviser.

Each Director, except Mr. Forester, was paid a total fee of $2,500 for the six months ended September 30, 2012.

THE FORESTER VALUE FUND

ADDITIONAL INFORMATION

SEPTEMBER 30, 2012 (UNAUDITED)

Portfolio Holdings – The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on June 30 and December 31. The Form N-Q filing must be made within 60 days of the end of the quarter, and the Fund’s first Form N-Q was filed with the SEC on February 25, 2005. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-388-0365, free of charge.

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at 1-800-388-0365 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.  A review of how the Fund voted on company proxies can be obtained at our transfer agent’s website, www.mutualss.com.

Additional Information - The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free 1-800-388-0365 to request a copy of the SAI or to make shareholder inquiries.

Item 2. Code of Ethics.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on registrant’s website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a) The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of September 30, 2012, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Filed herewith.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.  Applies to closed-end funds only.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE FORESTER FUNDS, INC.

By /s/Thomas H. Forester

Thomas H. Forester

CEO and CFO

Date December 4, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Thomas H. Forester

Thomas H. Forester

CEO and CFO

Date December 4, 2012